RELATED PARTY TRANSACTIONS - Summary of Transactions Carried Out With Related Parties (Details) - Related Parties - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Expenses
Remuneration expense	$ 3,731	$ 3,379	$ 2,953
Share-based payments	2,527	2,278	1,345
Other expenses	0	8	20
Expenses	$ 6,258	$ 5,665	$ 4,318